Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Denmark ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 9.7%
DSV A/S	82,879	$18,928,383
Banks — 11.7%
Danske Bank A/S	286,296	13,150,168
Jyske Bank A/S, Registered	27,696	3,428,861
Ringkjoebing Landbobank A/S	15,077	3,345,313
Sydbank A/S	33,964	2,921,148
		22,845,490
Beverages — 4.6%
Carlsberg A/S, Class B	47,495	5,906,156
Royal Unibrew A/S	34,977	3,034,423
		8,940,579
Biotechnology — 7.2%
Bavarian Nordic A/S(a)	60,373	1,735,520
Genmab A/S(a)	28,372	9,115,478
Zealand Pharma A/S(a)	38,887	3,125,412
		13,976,410
Building Products — 1.1%
Rockwool AS, Class B	63,743	2,154,813
Chemicals — 4.2%
Novonesis Novozymes B, Class B	131,928	8,235,124
Commercial Services & Supplies — 1.6%
ISS A/S	93,765	3,100,056
Construction & Engineering — 1.0%
Per Aarsleff Holding A/S	16,332	1,848,706
Electrical Equipment — 7.2%
NKT A/S(a)	33,176	3,992,781
Vestas Wind Systems A/S	423,776	10,074,002
		14,066,783
Food Products — 0.7%
Schouw & Co. A/S	15,287	1,454,830
Ground Transportation — 0.2%
NTG Nordic Transport Group A/S, Class A(a)(b)	15,089	437,527
Health Care Equipment & Supplies — 4.9%
Ambu A/S, Class B	150,638	2,044,748
Coloplast A/S, Class B	59,125	5,339,114
Demant A/S(a)	62,702	2,136,964
		9,520,826
Household Durables — 1.0%
GN Store Nord A/S(a)(b)	123,970	1,997,558
Independent Power and Renewable Electricity Producers — 3.1%
Orsted A/S(a)(c)	284,347	6,056,266
Insurance — 3.3%
Alm Brand A/S	659,065	1,851,372
Tryg A/S	183,232	4,538,809
		6,390,181
IT Services — 1.0%
Netcompany Group A/S(a)(b)(c)	39,332	1,977,970
Life Sciences Tools & Services — 1.3%
Chemometec A/S	16,523	2,012,846
Security	Shares	Value
Life Sciences Tools & Services (continued)
Gubra AS(b)	6,787	$519,714
		2,532,560
Machinery — 1.1%
FLSmidth & Co. A/S	34,246	2,191,698
Marine Transportation — 4.7%
AP Moller - Maersk A/S, Class A	1,640	3,289,775
AP Moller - Maersk A/S, Class B, NVS(b)	2,074	4,150,166
D/S Norden A/S	27,853	1,097,414
DFDS A/S(a)	42,667	601,989
		9,139,344
Oil, Gas & Consumable Fuels — 0.7%
TORM PLC, Class A	66,154	1,424,338
Pharmaceuticals — 24.7%
ALK-Abello A/S(a)	90,977	3,266,099
H Lundbeck A/S	282,529	1,951,786
Novo Nordisk A/S, Class B	868,492	43,010,220
		48,228,105
Software — 0.2%
cBrain A/S(b)	16,273	377,517
Specialty Retail — 0.4%
Matas A/S(b)	46,117	858,931
Textiles, Apparel & Luxury Goods — 2.4%
Pandora A/S	39,862	4,770,105
Tobacco — 0.5%
Scandinavian Tobacco Group A/S, Class A(c)	63,296	903,103
Total Long-Term Investments — 98.5% (Cost: $203,977,581)		192,357,203
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	8,423,153	8,427,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	70,000	70,000
Total Short-Term Securities — 4.4% (Cost: $8,497,364)		8,497,364
Total Investments — 102.9% (Cost: $212,474,945)		200,854,567
Liabilities in Excess of Other Assets — (2.9)%		(5,585,318)
Net Assets — 100.0%		$195,269,249

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Denmark ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,235,145	$—	$(1,807,739)(a)	$257	$(299)	$8,427,364	8,423,153	$42,928 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	0 (a)	—	—	—	70,000	70,000	476	—
				$257	$(299)	$8,497,364		$43,404	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	107	12/19/25	$2,905	$95,459
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,851,372	$190,505,831	$—	$192,357,203
Short-Term Securities
Money Market Funds	8,497,364	—	—	8,497,364
	$10,348,736	$190,505,831	$—	$200,854,567

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Denmark ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$95,459	$—	$95,459

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares